Employee Benefits (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 276.2
Service cost	2.3
Net interest expense	0.4
Actuarial gains on pension scheme valuations	(24.2)
Benefits paid	(1.4)
Foreign exchange differences on translation	(1.3)
Net defined benefit liability (asset) at end of period	€ 252.0
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.00%	0.55%